INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Amortization			$ 9,323	$ 8,175
Amortization	$ 4,877
S and S Beverage Inc [Member]
Restructuring Cost and Reserve [Line Items]
Finite-Lived Intangible Assets, Cost Incurred to Renew or Extend				$ 3,590